Property and Equipment, and Prepayment for Asset Acquisition	12 Months Ended
Dec. 31, 2025
Property and Equipment, and Prepament for Asset Acquisition [Abstract]
PROPERTY AND EQUIPMENT, AND PREPAYMENT FOR ASSET ACQUISITION

5. PROPERTY AND EQUIPMENT, AND PREPAMENT FOR ASSET ACQUISITION

Property and Equipment

The Company has land, offices, and labs located in Taiwan, and a GMP manufacturing facility in Fremont, CA. Property and equipment as of December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024
Land	$12,685,667	$338,966
Buildings and leasehold improvements	2,224,082	2,219,244
Machinery and equipment	1,135,602	1,131,169
Office equipment	170,155	163,448
	16,215,506	3,852,827
Less: accumulated depreciation	(3,380,097)	(3,341,739)
Property and equipment, net	$12,835,409	$511,088

Depreciation expenses were $25,330 and $28,627 for the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, Land with book value amounted to approximately $4,221,388 and $338,966, respectively, were pledged for obtaining bank loan (see Notes 9 Bank loans and Note 10 Related party transactions).

Acquisition of land in Puli Township, Taiwan

In March 2024, AiBtl issued 1,534,000 AiBtl’s common stocks to acquire farmland in Taiwan, which land will be used for developing health related businesses. However, upon the closing of the transaction, both parties are aware of such Taiwan’s legal restrictions prohibiting foreign entities directly owning farmland. In August 2024, the Company incorporated a controlling subsidiary, Yunzhiyi, to hold the title of the land upon government’s approval. On March 31, 2025, AiBtl and the landowners executed the Nominee Holding Agreement, Land Lease Agreement, and Consulting Agreement, under the witness of and confirmed by a legal counsel in Taiwan, in which the landowners unconditionally grant the full legal rights to the land to AiBtl before the completion of the title transfer. Based on the execution of the agreement, AiBtl recognized $7,670,000 ($5 per share of AiBtl’s common stock) of land on its balance sheet.

To further secure the ownership of land, the board of AiBtl authorized Ms. Jiang in June 2025 to temporarily hold the land title until the administrative procedures are finalized. The title was transferred to Ms. Jiang later that month, and AiBtl recorded $5,794 in acquisition costs associated with the transaction. As of the reporting date, government review of the transfer of land title to Yun Zhi Yi is pending completion.

Prepayment for asset acquisition

Prepayment for asset acquisition consists of the properties in Chengdu, China. The Company entered into a cooperation agreement on August 14, 2023, with Zhong Hui Lian He Ji Tuan, Ltd. (the “Zhonghui”). Pursuant thereto, the Company will acquire 20% of the ownership of certain property and a parcel of the land, with a view to jointly developing the property into a healthcare center for senior living, long-term care, and medical care in the areas of ABVC’s special interests, such as Ophthalmology, Oncology, and Central Nervous Systems. The plan is to establish a base for the China market and global development of these interests.

The valuation of such property is $37 million; based on the Company’s 20% ownership, the Company would acquire the value of $7,400,000. In exchange, the Company issued to Zhonghui an aggregate of 370,000 shares (the “Shares”) of common stock, at a per share price of $20.0. The Shares are subject to a lock-up period of one year following the closing date of the transaction. In addition, the parties agreed that, after one year following the closing of the transaction, if the market value of the Shares or the value of the property increases or decreases, the parties will negotiate in good faith to make reasonable adjustments. The Company’s ownership rights to the property and the associated land parcel, or a suitable replacement property, are safeguarded under the terms of the cooperation agreement, which is legally binding and enforceable.

At the time of preparing its 2024 financial statements, the Company reviewed the entire transaction, its relevant agreements and documentation, as well as the applicable accounting guidance. The Company applied FASB Accounting Standard Codification (“ASC”) 845 Nonmonetary Transactions to determine the fair value of the asset acquired would be more evident than the fair value of the consideration in exchange, the Company’s restricted common stocks. Although the acquired real estate comes with a third-party valuation of $7,400,000 per the Company’s stake, guaranteed by Zhonghui, upon further review, the Company considered ASC 718 Compensation – Stock Compensation, should have been the appropriate guidance to apply given the Company’s common stocks are listed in Nasdaq with more observable fair value (Level 1). As a result, the Company adjusted the carrying value of the asset and reclassified the balance to “Prepayment for asset acquisition” account to reflect the value of 370,000 shares issued at $1.87, the closing price as of the contract date. The Company also corrected the share price used to recognize stock compensation expense from $20 to $1.87 for the 29,600 shares of common stock issued on the same day to several consultants. As a result, these adjustments reduced $6,708,100 for asset recognized and $536,648 for stock-compensation expense incurred in 2023.

The construction-in-progress property is planned to finish before the end of 2026.

Acquisition of land in Taoyuan City, Taiwan

On July 15, 2025, the Company entered into a definitive agreement with Shuling, pursuant to which Shuling shall transfer the ownership of certain land she owns, located at Taoyuan City, Taiwan (the “Land”) to the Company (the “Agreement”). Shuling is a director of the Company, and owns over 10% of the Company’s issued and outstanding shares of common stock. In consideration for the Land, the Company was to pay Shuling (i) 2,035,136 restricted shares of the Company’s common stock (the “Shares”) at a price of $1.65 per share as approved in the June 3, 2025 annual shareholder meeting and (ii) five-year warrants to purchase up to 1,000,000 shares of the Company’s common stock, with an exercise price of $2.50 per share. Under the Agreement, Shuling was to also transfer outstanding liability owed on the Land (approximately $500,000) to the Company. The transaction is closed on the same day, and the common stock warrants and restricted shares are issued on July 15, 2025 and July 16, 2025, respectively. The Company recognized $3,857,975 as the fair value of the issued common stocks and $798,486 for the fair value of the stock warrants based on the Black-Scholes valuation model, as the cost of the land, in total of $4,656,461, and $500,000 liability (included in Due to Related Parties – See Note 10) on its balance sheet.

In connection with the Land transaction, on July 15, 2025, the Company entered into a one-year consulting agreement with Shuling, pursuant to which Shuling shall provide advisory and development support services related to the Land. Such services include but not limited to site supervision and care, liaison with local authorities regarding land zoning and permits, acting as the Company’s agent to the Land, and other Land development related matters. The Company shall issue 1,000,000 restricted shares of the Company’s common stock, subject to a 5-year vesting schedule of 200,000 shares per year. On July 16, 2025, the Company issued 200,000 shares at $1.65 per share to Shuling as prepayment for the first-year service. For the year ended December 31, 2025, the Company recognized $151,250 consulting expense, with $178,750 remaining prepaid expense balance as of December 31, 2025.

Due to the administrative requirements governing title transfers in Taiwan, on February 24, 2026, to further secure the Company’s ownership interest in the Land, the Company and Shuling Jiang entered into a Nominee Holding and Transitional Arrangement Agreement. Pursuant to the agreement, the Land remains registered under the Landholder pending completion of the applicable regulatory review, and the Landholder is prohibited from selling, transferring, pledging, or otherwise disposing of the Property without the Company’s prior written consent. The final holding structure will be determined in accordance with Taiwan’s legal and regulatory requirements.